UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Blue Current Global Dividend Fund

Institutional Class (BCGDX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://bluecurrentfunds.com/downloads/. You can also request this information by contacting us at (800) 514-3583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	0.99%

How did the Fund perform during the reporting period?

     One of the key strengths of our Fund’s strategy is its unconstrainted ability to identify top-performing companies and brands worldwide that consistently reward shareholders through dividends. This all-weather approach has demonstrated resilience over time, allowing our investment team to capitalize on opportunities across various regions of the world and throughout the business cycle.

     Over the trailing 12-month period, the technology sector emerged as the largest contributor to the Fund’s performance. Within this sector, our investments in dividend-paying companies positioned to benefit from the adoption of artificial intelligence, such as Broadcom and Taiwan Semiconductor, led the way. Over the period, the valuations of these companies expanded while their dividend yields contracted, resulting in select profit taking. Additionally, we increased our exposure to key financial institutions, including Mitsubishi Financial Group and JP Morgan. Financials should benefit from a steepening yield curve as the US Federal Reserve lowers short-term interest rates. Our investments in the consumer staples sector also performed well during the 12-month period with Walmart being a strong outlier in the sector. Investors were attracted to the company’s strengthening competitive position versus Amazon. Across these sectors, we were fortunate that several of our larger positions made substantial positive contributions to the Fund's overall return.

     Moreover, we effectively mitigated downside risk by appropriately sizing our investments that are more reliant on economic factors to grow revenue and earnings. This approach to portfolio management yielded good results over the period by preventing the Fund from taking sizable losses when the economic data went against our thesis. Throughout the period, we have continued to shrink the number of positions and take profits in investments where we believe valuations are elevated.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Blue Current Global Dividend Fund - Institutional Class - $219,786
MSCI World Index - $250,132
MSCI World High Dividend Yield Index - $184,891
$255,000
$222,000
$189,000
$156,000
$123,000
$90,000
09/18/14
08/31/15
08/31/16
08/31/17
08/31/18
08/31/19
08/31/20
08/31/21
08/31/22
08/31/23
08/31/24

	Blue Current Global Dividend Fund - Institutional Class	MSCI World Index	MSCI World High Dividend Yield Index
09/18/14	$100,000	$100,000	$100,000
08/31/15	$95,352	$96,120	$90,898
08/31/16	$103,857	$102,544	$100,871
08/31/17	$117,951	$119,141	$112,712
08/31/18	$124,533	$134,754	$119,963
08/31/19	$128,153	$135,106	$122,986
08/31/20	$132,587	$157,784	$125,159
08/31/21	$172,245	$204,748	$153,755
08/31/22	$154,805	$173,882	$142,089
08/31/23	$174,831	$201,015	$157,645
08/31/24	$219,786	$250,132	$184,891

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 18, 2014)
Blue Current Global Dividend Fund - Institutional Class	25.71%	11.39%	8.24%
MSCI World Index	24.43%	13.11%	9.65%
MSCI World High Dividend Yield Index	17.28%	8.50%	6.37%

Past performance does not guarantee future results. Call (800) 514-3583 or visit https://bluecurrentfunds.com/downloads/ for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
23.2%
Consumer Staples
15.6%
Industrials
15.1%
Technology
13.0%
Health Care
12.2%
Energy
8.0%
Money Market Funds
5.3%
Consumer Discretionary
4.8%
Communications
3.2%
Materials
0.9%
Liabilities in Excess of Other Assets
-1.3%

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Materials	0.9%
Communications	3.2%
Consumer Discretionary	4.8%
Money Market Funds	5.3%
Energy	8.0%
Health Care	12.2%
Technology	13.0%
Industrials	15.1%
Consumer Staples	15.6%
Financials	23.2%

Fund Statistics

  Net Assets$76,424,124
  Number of Portfolio Holdings40
  Advisory Fee (net of waivers)$371,077
  Portfolio Turnover46%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	5.2%

Country Weighting (% of net assets)

United States
48.6%
United Kingdom
12.1%
France
10.3%
Japan
5.8%
Germany
4.7%
Singapore
4.0%
Netherlands
2.8%
Canada
2.8%
Cyprus
2.2%
Taiwan Province of China
2.0%
Other Countries
0.7%

Value	Value
Other Countries	0.7%
Taiwan Province of China	2.0%
Cyprus	2.2%
Canada	2.8%
Netherlands	2.8%
Singapore	4.0%
Germany	4.7%
Japan	5.8%
France	10.3%
United Kingdom	12.1%
United States	48.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RTX Corporation	4.6%
Morgan Stanley	3.6%
Walmart, Inc.	3.6%
Coca-Cola Company (The)	3.6%
Hitachi Ltd. - ADR	3.4%
Targa Resources Corporation	3.2%
Merck & Company, Inc.	3.1%
Broadcom, Inc.	3.1%
Coca-Cola Europacific Partners plc	3.0%
AstraZeneca plc - ADR	3.0%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://bluecurrentfunds.com/downloads/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Blue Current Global Dividend Fund - Institutional Class (BCGDX)

Annual Shareholder Report - August 31, 2024

TSR-AR 083124-BCGDX

Marshfield Concentrated Opportunity Fund

(MRFOX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$111	0.99%

How did the Fund perform during the reporting period?

We invest with the goal of outperforming, not belonging. We eschew the current darlings of the stock market in favor of our own independent assessment of what makes for a good company and a good price at which to buy it. Our strategy and discipline involve a high degree of patience and the willingness to hold cash, even as the market surges ahead. We do not place any weight whatsoever on what other market participants are buying or on what the S&P 500 holds. We only invest in industries we understand well and that have competitive attributes that allow for the capture of economic rents and in companies that are well-positioned to capture such rents.

While we invest bottom-up and try to avoid producing narratives around short-term performance, there are a few story arcs that can help explain the Fund’s performance over the past year. The two industries with the greatest positive impact on the Fund’s performance were property/casualty insurance and retailing, both auto parts and apparel. Insurance benefited from a hard market, with excellent pricing redounding to the particular benefit of disciplined companies. Our retail holdings tend to be “all weather” and resilient. The laggards in our portfolio included transportation/logistics companies and, not surprisingly, cash. Supply chain issues that arose during the pandemic provoked a “chain reaction” in which companies first bulked up and then right-sized their inventory. This reduced demand for transport services. Cash returned a perfectly adequate 5%, but that, naturally, could not keep up with an ebullient market, nor did we expect it to.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
Dec-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024

Marshfield Concentrated Opportunity Fund - $38,431
S&P 500® Index - $31,770

	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Aug-2016	$10,610	$10,604
Aug-2017	$12,655	$12,326
Aug-2018	$15,781	$14,749
Aug-2019	$18,483	$15,180
Aug-2020	$21,342	$18,510
Aug-2021	$25,919	$24,279
Aug-2022	$25,345	$21,553
Aug-2023	$30,784	$24,989
Aug-2024	$38,431	$31,770

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Marshfield Concentrated Opportunity Fund	24.84%	15.77%	16.79%
S&P 500® Index	27.14%	15.92%	14.26%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$955,960,890
  Number of Portfolio Holdings18
  Advisory Fee (net of waivers)$6,265,358
  Portfolio Turnover25%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	74.4%
Money Market Funds	25.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Retail Trade
28.5%
Money Market
25.6%
Finance and Insurance
18.5%
Manufacturing
5.3%
Accommodation and Food Services
4.3%
Administrative and Support and Waste Management and Remediation Services
3.8%
Transportation and Warehousing
3.4%
Construction
3.4%
Educational Services
2.7%
Wholesale Trade
2.4%
Information
2.1%

Value	Value
Information	2.1%
Wholesale Trade	2.4%
Educational Services	2.7%
Construction	3.4%
Transportation and Warehousing	3.4%
Administrative and Support and Waste Management and Remediation Services	3.8%
Accommodation and Food Services	4.3%
Manufacturing	5.3%
Finance and Insurance	18.5%
Money Market	25.6%
Retail Trade	28.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ross Stores, Inc.	9.2%
AutoZone, Inc.	9.2%
Arch Capital Group Ltd.	6.6%
O'Reilly Automotive, Inc.	6.0%
Cummins, Inc.	5.3%
Mastercard, Inc. - Class A	4.5%
Domino's Pizza, Inc.	4.3%
TJX Companies, Inc. (The)	4.1%
Visa, Inc. - Class A	4.0%
Moody's Corporation	3.8%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Marshfield Concentrated Opportunity Fund (MRFOX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://marshfieldfunds.com/fund-documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-MRFOX

Meehan Focus Fund

(MEFOX)

Annual Shareholder Report - August 31, 2024

Fund Overview

This annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$115	1.00%

How did the Fund perform during the reporting period?

For the 12 months ended August 31, 2024, the Fund returned 30.65%, outpacing the 27.14% return of its benchmark, the S&P 500 Index. It was a solid 12 months for stocks overall as continued economic growth, low unemployment, and a return to consistent corporate earnings growth supported the market.

The Fund saw strong performance across multiple sectors. Large capitalization technology stocks, including long-term holdings Microsoft and Broadcom and recent addition NVIDIA, led the way spurred on by enthusiasm for artificial intelligence-related themes. Robust returns from industrials (United Rentals, Johnson Controls); consumer discretionary (Williams-Sonoma, Lennar); financials (Berkshire Hathaway, BlackRock, Blackstone); and bio-technology (Vertex) all contributed to the Fund’s outperformance over the past 12 months.

Detractors from the Fund’s overall performance during the reporting period included two health care stocks, CVS Health and Bristol-Myers Squibb, which were sold from the Fund’s portfolio.  Current holdings, including agricultural equipment manufacturer Deere, home improvement retailer Lowe’s and credit card issuer Visa, also detracted from performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$35,000
$25,000
$15,000
$5,000
Aug-2014
Aug-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Meehan Focus Fund - $31,257
S&P 500® Index - $33,882
S&P 500® Value Index - $27,143

	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Aug-2014	$10,000	$10,000	$10,000
Aug-2015	$9,373	$10,048	$9,673
Aug-2016	$9,368	$11,309	$10,946
Aug-2017	$10,849	$13,145	$12,298
Aug-2018	$12,947	$15,730	$13,927
Aug-2019	$13,046	$16,189	$14,225
Aug-2020	$16,700	$19,740	$14,714
Aug-2021	$22,754	$25,893	$19,605
Aug-2022	$19,743	$22,986	$18,721
Aug-2023	$23,924	$26,650	$21,956
Aug-2024	$31,257	$33,882	$27,143

Average Annual Total Returns

	1 Year	5 Years	10 Years
Meehan Focus Fund	30.65%	19.10%	12.07%
S&P 500® Index	27.14%	15.92%	12.98%
S&P 500® Value Index	23.63%	13.80%	10.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$153,316,077
  Number of Portfolio Holdings25
  Advisory Fee (net of waivers)$986,535
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
36.2%
Consumer Discretionary
15.8%
Financials
13.7%
Industrials
12.0%
Health Care
8.4%
Communications
6.9%
Money Market
2.7%
Energy
2.5%
Real Estate
1.8%

Value	Value
Real Estate	1.8%
Energy	2.5%
Money Market	2.7%
Communications	6.9%
Health Care	8.4%
Industrials	12.0%
Financials	13.7%
Consumer Discretionary	15.8%
Technology	36.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	9.6%
Apple, Inc.	9.2%
United Rentals, Inc.	8.2%
Berkshire Hathaway, Inc. - Class B	8.1%
Alphabet, Inc. - Classes A & C	6.9%
Lowe's Companies, Inc.	6.7%
Broadcom, Inc.	6.6%
Amazon.com, Inc.	4.8%
Vertex Pharmaceuticals, Inc.	4.8%
Applied Materials, Inc.	4.6%

Material Fund Changes

No material changes occurred during the year ended August 31, 2024.

Meehan Focus Fund (MEFOX)

Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.meehanmutualfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083124-MEFOX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $43,800 and $40,500 with respect to the registrant’s fiscal years ended August 31, 2024 and 2023, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,200 and $10,000 with respect to the registrant’s fiscal years ended August 31, 2024 and 2023, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended August 31, 2024 and 2023, aggregate non-audit fees of $10,200 and $10,000, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL CLASS (BCGDX)

Financial Statements

August 31, 2024

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

August 31, 2024

COMMON STOCKS — 96.0%	Shares	Value
Communications — 3.2%
Internet Media & Services — 1.6%
Meta Platforms, Inc. - Class A	2,400	$1,251,144

Telecommunications — 1.6%
Singapore Telecommunications Ltd.	500,000	1,199,117

Consumer Discretionary — 4.8%
Home Construction — 2.3%
Lennar Corporation - Class A	9,900	1,802,394

Retail - Discretionary — 2.5%
Dick’s Sporting Goods, Inc.	8,000	1,895,680

Consumer Staples — 15.6%
Beverages — 6.6%
Coca-Cola Company (The)	37,635	2,727,408
Coca-Cola Europacific Partners plc	28,730	2,312,478
		5,039,886
Food — 2.6%
Danone S.A.	28,000	1,945,313

Retail - Consumer Staples — 6.4%
Koninklijke Ahold Delhaize N.V.	62,700	2,157,035
Walmart, Inc.	35,550	2,745,526
		4,902,561
Energy — 8.0%
Oil & Gas Producers — 6.6%
BP plc	267,000	1,511,464
Shell plc - ADR	15,180	1,087,799
Targa Resources Corporation	16,560	2,432,664
		5,031,927
Oil & Gas Services & Equipment — 1.4%
Schlumberger Ltd.	24,350	1,071,156

Financials — 23.2%
Banking — 15.3%
BNP Paribas S.A.	25,600	1,770,397
DBS Group Holdings Ltd. - ADR	16,794	1,866,485
JPMorgan Chase & Company	9,611	2,160,553
Mitsubishi UFJ Financial Group, Inc. - ADR	177,000	1,863,810

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.0% (Continued)	Shares	Value
Financials — 23.2% (Continued)
Banking — 15.3% (Continued)
National Bank of Canada	23,000	$2,107,463
Truist Financial Corporation	43,000	1,911,780
		11,680,488
Institutional Financial Services — 3.6%
Morgan Stanley	26,700	2,766,387

Insurance — 4.3%
Allianz SE - ADR	26,000	806,000
Allianz SE	4,200	1,304,540
AXA S.A.	30,000	1,141,585
		3,252,125
Health Care — 12.2%
Biotech & Pharma — 9.4%
AstraZeneca plc - ADR	26,300	2,304,406
Johnson & Johnson	11,862	1,967,432
Merck & Company, Inc.	19,800	2,345,310
Novo Nordisk A/S - ADR	3,970	552,465
		7,169,613
Health Care Facilities & Services — 2.8%
HCA Healthcare, Inc.	5,500	2,175,745

Industrials — 15.1%
Aerospace & Defense — 7.5%
RTX Corporation	28,295	3,489,905
Thales S.A.	13,600	2,284,571
		5,774,476
Diversified Industrials — 3.4%
Hitachi Ltd. - ADR	52,500	2,571,450

Transportation & Logistics — 4.2%
Deutsche Post AG	35,000	1,518,944
Frontline plc - ADR	69,000	1,665,660
		3,184,604
Materials — 0.9%
Chemicals — 0.9%
Air Liquide S.A.	3,759	701,494

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.0% (Continued)	Shares	Value
Technology — 13.0%
Semiconductors — 7.5%
Broadcom, Inc.	14,350	$2,336,467
QUALCOMM, Inc.	10,384	1,820,315
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	1,545,300
		5,702,082
Software — 2.9%
Microsoft Corporation	5,420	2,260,899

Technology Services — 2.6%
RELX plc - ADR	43,000	2,006,380

Total Common Stocks (Cost $49,574,923)		$73,384,921

MONEY MARKET FUNDS — 5.3%	Shares	Value
First American Government Obligations Fund - Class Z, 5.18% (a) (Cost $4,033,514)	4,033,514	$4,033,514

Investments at Value — 101.3% (Cost $53,608,437)		$77,418,435

Liabilities in Excess of Other Assets — (1.3%)		(994,311)

Net Assets — 100.0%		$76,424,124

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Atkiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	The rate shown is the 7-day effective yield as of August 31, 2024.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

August 31, 2024 (Unaudited)

Country	Value	% of Net Assets
United States	$37,160,765	48.6%
United Kingdom	9,222,527	12.1%
France	7,843,360	10.3%
Japan	4,435,260	5.8%
Germany	3,629,484	4.7%
Singapore	3,065,602	4.0%
Netherlands	2,157,035	2.8%
Canada	2,107,463	2.8%
Cyprus	1,665,660	2.2%
Taiwan Province of China	1,545,300	2.0%
Denmark	552,465	0.7%
	$73,384,921	96.0%

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

ASSETS
Investments in securities:
At cost	$53,608,437
At value (Note 2)	$77,418,435
Dividends receivable	164,634
Tax reclaims receivable	92,092
Other assets	11,128
Total assets	77,686,289

LIABILITIES
Payable for capital shares redeemed	38,171
Payable for investment securities purchased	1,146,702
Foreign currency payable (Cost $46,024)	19,851
Payable to Adviser (Note 4)	35,344
Payable to administrator (Note 4)	13,790
Other accrued expenses	8,307
Total liabilities	1,262,165

CONTINGENCIES AND COMMITMENTS (Note 6)	—

NET ASSETS	$76,424,124

NET ASSETS CONSIST OF:
Paid-in capital	$50,805,214
Distributable earnings	25,618,910
NET ASSETS	$76,424,124

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$76,424,124
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	4,668,013

Net asset value, offering and redemption price per share (a) (Note 2)	$16.37

(a)	Redemption fee may apply to redemptions of shares held for 7 days or less.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2024

INVESTMENT INCOME
Dividends	$2,038,394
Foreign withholding taxes on dividends	(115,541)
Tax reclaims received	135,177
Total investment income	2,058,030

EXPENSES
Management fees (Note 4)	672,079
Administration fees (Note 4)	72,242
Fund accounting fees (Note 4)	46,165
Legal fees	27,191
Custodian and bank service fees	21,056
Trustees’ fees and expenses (Note 4)	20,575
Registration and filing fees	20,061
Transfer agent fees (Note 4)	20,023
Audit and tax services fees	17,932
Shareholder reporting expenses	12,417
Compliance fees and expenses (Note 4)	12,159
Pricing fees	4,348
Postage and supplies	4,311
Insurance expense	3,105
Other expenses	19,417
Total expenses	973,081
Fee reductions by the Adviser (Note 4)	(301,002)
Net expenses	672,079

NET INVESTMENT INCOME	1,385,951

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Investments	2,462,465
Foreign currency transactions (Note 2)	(2,935)
Net change in unrealized appreciation (depreciation) on:
Investments	12,088,225
Foreign currency translations (Note 2)	21,316
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	14,569,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,955,022

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2024	Year Ended August 31, 2023
FROM OPERATIONS
Net investment income	$1,385,951	$1,252,877
Net realized gains (losses) from:
Investments	2,462,465	(830,014)
Foreign currency transactions	(2,935)	(19,754)
Net change in unrealized appreciation (depreciation) on:
Investments	12,088,225	6,482,263
Foreign currency translations	21,316	9,714
Net increase in net assets from operations	15,955,022	6,895,086

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(1,409,877)	(2,877,521)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	8,323,226	13,681,146
Net asset value of shares issued in reinvestment of distributions to shareholders	839,254	1,931,129
Proceeds from redemption fees collected (Note 2)	132	2,099
Payments for shares redeemed	(10,088,101)	(8,113,526)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	(925,489)	7,500,848

TOTAL INCREASE IN NET ASSETS	13,619,656	11,518,413

NET ASSETS
Beginning of year	62,804,468	51,286,055
End of year	$76,424,124	$62,804,468

CAPITAL SHARES ACTIVITY
Shares sold	586,525	1,067,000
Shares reinvested	57,375	154,015
Shares redeemed	(702,405)	(631,425)
Net increase (decrease) in shares outstanding	(58,505)	589,590
Shares outstanding, beginning of year	4,726,518	4,136,928
Shares outstanding, end of year	4,668,013	4,726,518

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value at beginning of year	$13.29	$12.40	$15.06	$11.74	$11.62

Income (loss) from investment operations:
Net investment income	0.29	0.28	0.48	0.17	0.24
Net realized and unrealized gains (losses) on investments and foreign currencies	3.09	1.28	(1.88)	3.32	0.16 (a)
Total from investment operations	3.38	1.56	(1.40)	3.49	0.40

Less distributions from:
Net investment income	(0.30)	(0.28)	(0.49)	(0.17)	(0.20)
Net realized gains	—	(0.39)	(0.77)	—	(0.08)
Total distributions	(0.30)	(0.67)	(1.26)	(0.17)	(0.28)

Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.00 (b)	0.00 (b)	—	0.00 (b)

Net asset value at end of year	$16.37	$13.29	$12.40	$15.06	$11.74

Total return (c)	25.71%	12.94%	(10.12%)	29.91%	3.46%

Net assets at end of year (000’s)	$76,424	$62,804	$51,286	$52,031	$42,039

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.43%	1.48%	1.49%	1.48%	1.48%
Ratio of net expenses to average net assets (d)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (d)	2.04%	2.18%	3.43%	1.27%	1.94%
Portfolio turnover rate	46%	60%	60%	53%	66%

(a)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statement of Operations for the same period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Fund over periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees (Note 4).
(d)	Ratio was determined after management fee reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2024

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement).

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities including common stocks at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Edge Capital Group, LLC (the “Adviser”),

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$57,850,461	$15,534,460	$—	$73,384,921
Money Market Funds	4,033,514	—	—	4,033,514
Total	$61,883,975	$15,534,460	$—	$77,418,435

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2024.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shareholders of the Fund are subject to a redemption fee equal to 2.00% of the value of Fund shares redeemed within 7 days of purchase, excluding involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation. During the years ended August 31, 2024 and 2023, proceeds from redemption fees, recorded in capital, totaled $132 and $2,099, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended August 31, 2024 and 2023 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
August 31, 2024	$1,409,877	$—	$1,409,877
August 31, 2023	$1,231,192	$1,646,329	$2,877,521

On September 30, 2024, the Fund distributed an ordinary income dividend of $0.0477 per share to shareholders of record on September 27, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2024:

Tax cost of investments	$53,606,780
Gross unrealized appreciation	$23,906,104
Gross unrealized depreciation	(94,449)
Net unrealized appreciation on investments	23,811,655
Net unrealized appreciation on foreign currency translation	29,349
Undistributed ordinary income	145,411
Undistributed long-term capital gains	1,632,495
Distributable earnings	$25,618,910

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of investments and the financial cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

During the year ended August 31, 2024, the Fund utilized $829,970 of short-term capital loss carryforwards against current year realized capital gains.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended August 31, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended August 31, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $30,953,866 and $29,320,335, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser had agreed, until January 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares. Accordingly, under the ELA, the Adviser reduced its management fees in the amount of $301,002 during the year ended August 31, 2024.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2024, the Adviser may seek recoupment of investment advisory fee reductions in the amount of $838,501 no later than the dates stated below:

August 31, 2025	$259,923
August 31, 2026	277,576
August 31, 2027	301,002
Total	$838,501

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursements for travel and other meeting-related expenses.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2024, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Pershing, LLC (for the benefit of multiple shareholders)	68%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. The shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend distributed to shareholders on September 30, 2024, as discussed in Note 2.

BLUE CURRENT GLOBAL DIVIDEND FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Blue Current Global Dividend Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blue Current Global Dividend Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BLUE CURRENT GLOBAL DIVIDEND FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

We have served as the Fund’s auditor since 2014.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 29, 2024

BLUE CURRENT GLOBAL DIVIDEND FUND

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year an exhibit to Form N-PORT. These filings are available upon request by calling 1-800-514-3583. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.bluecurrentfunds.com.

OTHER FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the fiscal year ended August 31, 2024, 46.91% of ordinary income dividends qualified for the corporate dividends received deduction.

This page intentionally left blank.

Financial Statements

August 31, 2024

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2024

COMMON STOCKS — 74.4%	Shares	Value
Accommodation and Food Services — 4.3%
Restaurants and Other Eating Places — 4.3%
Domino’s Pizza, Inc.	99,398	$41,171,645

Administrative and Support and Waste Management and Remediation Services — 3.8%
Credit Bureaus — 3.8%
Moody’s Corporation	74,009	36,097,150

Construction — 3.4%
Residential Building Construction — 3.4%
NVR, Inc. (a)	3,535	32,424,646

Educational Services — 2.7%
Colleges, Universities, and Professional Schools — 2.7%
Strategic Education, Inc.	267,444	25,808,346

Finance and Insurance — 18.5%
Direct Insurance (except Life, Health, and Medical) Carriers — 10.0%
Arch Capital Group Ltd. (a)	554,437	62,701,280
Progressive Corporation (The)	129,356	32,623,583
		95,324,863
Financial Transactions Processing, Reserve, and Clearinghouse Activities — 8.5%
Mastercard, Inc. - Class A	89,111	43,070,911
Visa, Inc. - Class A	138,932	38,396,637
		81,467,548
Information — 2.1%
Motion Picture and Video Production — 2.1%
Walt Disney Company (The)	224,321	20,274,132

Manufacturing — 5.3%
Engine, Turbine, and Power Transmission Equipment — 5.3%
Cummins, Inc.	161,436	50,505,253

1

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 74.4% (Continued)	Shares	Value
Retail Trade — 28.5%
Automotive Parts and Accessories Retailers — 15.2%
AutoZone, Inc. (a)	27,565	$87,697,496
O’Reilly Automotive, Inc. (a)	50,838	57,445,415
		145,142,911
Clothing and Clothing Accessories Retailers — 13.3%
Ross Stores, Inc.	583,154	87,828,824
TJX Companies, Inc. (The)	339,018	39,756,641
		127,585,465
Transportation and Warehousing — 3.4%
Freight Transportation Arrangement — 3.4%
Expeditors International of Washington, Inc.	267,119	32,965,156

Wholesale Trade — 2.4%
Industrial Supplies Merchant Wholesalers — 2.4%
Fastenal Company	335,230	22,889,504

Total Common Stocks (Cost $468,481,531)		$711,656,619

MONEY MARKET FUNDS — 25.6%	Shares	Value
Goldman Sachs Financial Square Funds – Treasury Instruments Fund - Institutional Shares, 5.13% (b)	120,045,084	$120,045,084
Vanguard Treasury Money Market Fund - Investor Shares, 5.25% (b)	124,396,798	124,396,798
Total Money Market Funds (Cost $244,441,882)		$244,441,882

Investments at Value — 100.0% (Cost $712,923,413)		$956,098,501

Liabilities in Excess of Other Assets — (0.0%) (c)		(137,611)

Net Assets — 100.0%		$955,960,890

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2024.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

2

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

ASSETS
Investments in securities:
At cost	$712,923,413
At value (Note 2)	$956,098,501
Receivable for capital shares sold	1,951,676
Dividends receivable	1,592,585
Other assets	43,444
Total assets	959,686,206

LIABILITIES
Payable for capital shares redeemed	386,415
Payable for investment securities purchased	2,526,616
Payable to Adviser (Note 4)	671,262
Payable to administrator (Note 4)	70,120
Other accrued expenses	70,903
Total liabilities	3,725,316

CONTINGENCIES AND COMMITMENTS (Note 5)	—

NET ASSETS	$955,960,890

NET ASSETS CONSIST OF:
Paid-in capital	$674,419,569
Distributable earnings	281,541,321
NET ASSETS	$955,960,890

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	29,248,465

Net asset value, offering price and redemption price per share (Note 2)	$32.68

See accompanying notes to financial statements.

3

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2024

INVESTMENT INCOME
Dividend income	$12,816,250

EXPENSES
Management fees (Note 4)	6,993,735
Administration fees (Note 4)	459,808
Registration and filing fees	108,729
Fund accounting fees (Note 4)	96,136
Custody and bank service fees	74,028
Compliance fees and expenses (Note 4)	72,927
Transfer agent fees (Note 4)	70,416
Legal fees	30,107
Postage and supplies	28,751
Trustees’ fees and expenses (Note 4)	20,575
Shareholder reporting expenses	20,509
Audit and tax services fees	16,932
Insurance expense	6,229
Other expenses	17,703
Total expenses	8,016,585
Less fee reductions by the Adviser (Note 4)	(728,377)
Net expenses	7,288,208

NET INVESTMENT INCOME	5,528,042

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	33,765,364
Net change in unrealized appreciation (depreciation) on investments	121,214,943
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	154,980,307

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$160,508,349

See accompanying notes to financial statements.

4

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2024	Year Ended August 31, 2023
FROM OPERATIONS
Net investment income	$5,528,042	$2,528,395
Net realized gains from investment transactions	33,765,364	3,540
Net change in unrealized appreciation (depreciation) on investments	121,214,943	73,206,553
Net increase in net assets resulting from operations	160,508,349	75,738,488

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,918,097)	(1,316,545)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	377,045,578	210,124,396
Net asset value of shares issued in reinvestment of distributions to shareholders	2,835,203	1,285,302
Proceeds from redemption fees collected (Note 2)	195,521	167,152
Payments for shares redeemed	(114,746,208)	(64,534,655)
Net increase in net assets from capital share transactions	265,330,094	147,042,195

TOTAL INCREASE IN NET ASSETS	422,920,346	221,464,138

NET ASSETS
Beginning of year	533,040,544	311,576,406
End of year	$955,960,890	$533,040,544

CAPITAL SHARES ACTIVITY
Shares sold	12,767,207	8,504,444
Shares reinvested	101,802	53,733
Shares redeemed	(3,891,223)	(2,627,359)
Net increase in shares outstanding	8,977,786	5,930,818
Shares outstanding at beginning of year	20,270,679	14,339,861
Shares outstanding at end of year	29,248,465	20,270,679

See accompanying notes to financial statements.

5

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value at beginning of year	$26.30	$21.73	$23.76	$20.10	$17.65

Income (loss) from investment operations:
Net investment income (loss)	0.19	0.13	(0.01)	(0.06)	(0.02)
Net realized and unrealized gains (losses) on investments	6.31	4.51	(0.46)	4.27	2.72
Total from investment operations	6.50	4.64	(0.47)	4.21	2.70

Less distributions from:
Net investment income	(0.13)	(0.03)	—	—	(0.02)
Net realized gains	—	(0.05)	(1.56)	(0.56)	(0.24)
Total distributions	(0.13)	(0.08)	(1.56)	(0.56)	(0.26)

Proceeds from redemption fees collected (Note 2)	0.01	0.01	0.00 (a)	0.01	0.01

Net asset value at end of year	$32.68	$26.30	$21.73	$23.76	$20.10

Total return (b)	24.84%	21.46%	(2.21%)	21.44%	15.47%

Net assets at end of year (000’s)	$955,961	$533,041	$311,576	$286,116	$202,381

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.09%	1.11%	1.14%	1.15%	1.23%
Ratio of net expenses to average net assets (c)	0.99%	0.99%	0.99%	1.01%	1.10%
Ratio of net investment income (loss) to average net assets (c)	0.75%	0.61%	(0.04%)	(0.31%)	(0.10%)
Portfolio turnover rate	25%	0%	3%	24%	14%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
NOTES TO FINANCIAL STATEMENTS

August 31, 2024

1. Organization

Marshfield Concentrated Opportunity Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) - Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships

7

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Marshfield Associates, Inc. (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund, if any, are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$711,656,619	$—	$—	$711,656,619
Money Market Funds	244,441,882	—	—	244,441,882
Total	$956,098,501	$—	$—	$956,098,501

8

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2024.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the years ended August 31, 2024 and 2023, proceeds from the redemption fees, recorded in capital, totaled $195,521 and $167,152, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid to shareholders during the years ended August 31, 2024 and 2023 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
8/31/2024	$2,918,097	$—	$2,918,097
8/31/2023	$533,709	$782,836	$1,316,545

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

9

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2024:

Tax cost of investments	$712,930,725
Gross unrealized appreciation	$246,348,362
Gross unrealized depreciation	(3,180,586)
Net unrealized appreciation	243,167,776
Undistributed ordinary income	19,870,746
Undistributed long-term capital gains	18,502,799
Distributable earnings	$281,541,321

The values of the federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended August 31, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended August 31, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $217,420,024 and $148,283,812, respectively.

10

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until January 1, 2025, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business), to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the year ended August 31, 2024, the Adviser reduced its management fees by $728,377.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2024, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $1,683,268 no later than the dates as stated below:

August 31, 2025	$442,622
August 31, 2026	512,269
August 31, 2027	728,377
Total	$1,683,268

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

11

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2024, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
RBC Capital Markets, LLC (for the benefit of its customers)	53%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Non-Diversification Risk

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. Non-diversification increases the risk that the Fund’s share price could decrease to a larger extent than a Fund that is diversified because of the poor performance of a single investment.

12

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of August 31, 2024, the Fund had 28.5% of the value of its net assets invested in stocks in the Retail Trade sector.

8. Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may at times invest a significant portion of its assets in shares of money market funds. As of August 31, 2024, the Fund had 25.6% of the value of its net assets invested in shares of money market funds registered under the 1940 Act. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Fund, as an investor in money market funds, indirectly bears the fees and expenses of those funds, which are in addition to the fees and expenses of the Fund.

9. Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

13

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Marshfield Concentrated Opportunity Fund and
Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Marshfield Concentrated Opportunity Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 29, 2024

14

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-691-5288, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-855-691-5288. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov. and on the Fund’s website www.marshfieldfunds.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100.00% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year ended August 31, 2024, 100.00% of ordinary income dividends qualifies for the corporate dividends received deduction.

15

This page intentionally left blank.

This page intentionally left blank.

MEEHAN FOCUS FUND FINANCIAL STATEMENTS August 31, 2024
This report is for the information of the shareholders of Meehan Focus Fund. Its use in connection with any offering of the Fund’s shares is authorized only in a case of concurrent or prior delivery of the Fund’s current prospectus. Investors should refer to the Fund’s prospectus for a description of risk factors associated with investments in the Fund.

Meehan Focus Fund A Series of Ultimus Managers Trust 7250 Woodmont Avenue, Suite 315 Bethesda, MD 20814 (866) 884-5968	Distributor: Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246 (800) 933-8413

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2024

COMMON STOCKS — 97.3%	Shares	Value
Communications — 6.9%
Internet Media & Services — 6.9%
Alphabet, Inc. - Class A	29,900	$4,885,062
Alphabet, Inc. - Class C	34,830	5,750,782
		10,635,844
Consumer Discretionary — 15.8%
E-Commerce Discretionary — 4.8%
Amazon.com, Inc. (a)	41,435	7,396,147

Home Construction — 1.9%
Lennar Corporation - Class A	16,000	2,912,960

Retail - Discretionary — 9.1%
Lowe’s Companies, Inc.	41,630	10,345,055
Williams-Sonoma, Inc.	26,860	3,608,104
		13,953,159
Energy — 2.5%
Oil & Gas Producers — 2.5%
Shell plc - ADR	52,850	3,787,231

Financials — 13.7%
Asset Management — 5.6%
BlackRock, Inc.	2,925	2,637,794
Blackstone, Inc.	12,200	1,736,792
Charles Schwab Corporation (The)	65,000	4,231,500
		8,606,086
Insurance — 8.1%
Berkshire Hathaway, Inc. - Class B (a)	26,050	12,397,716

Health Care — 8.4%
Biotech & Pharma — 6.4%
Novartis AG - ADR	20,420	2,468,574
Vertex Pharmaceuticals, Inc. (a)	14,800	7,339,172
		9,807,746

1

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.3% (Continued)	Shares	Value
Health Care — 8.4% (Continued)
Medical Equipment & Devices — 2.0%
Thermo Fisher Scientific, Inc.	5,000	$3,075,350

Industrials — 12.0%
Electrical Equipment — 1.8%
Johnson Controls International plc	37,275	2,715,484

Industrial Support Services — 8.2%
United Rentals, Inc.	17,050	12,638,483

Machinery — 2.0%
Deere & Company	7,800	3,008,772

Real Estate — 1.8%
REITs — 1.8%
Simon Property Group, Inc.	16,500	2,761,275

Technology — 36.2%
Semiconductors — 15.4%
Applied Materials, Inc.	35,365	6,976,100
Broadcom, Inc.	62,450	10,168,109
NVIDIA Corporation	54,600	6,517,602
		23,661,811
Software — 9.6%
Microsoft Corporation	35,200	14,683,328

Technology Hardware — 9.2%
Apple, Inc.	61,795	14,151,055

Technology Services — 2.0%
Visa, Inc. - Class A	11,000	3,040,070

Total Common Stocks (Cost $41,965,078)		$149,232,517

2

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 2.7%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 5.17% (b) (Cost $4,091,512)	4,091,512	$4,091,512

Investments at Value — 100.0% (Cost $46,056,590)		$153,324,029

Liabilities in Excess of Other Assets — (0.0%) (c)		(7,952)

Net Assets — 100.0%		$153,316,077

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2024.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

3

MEEHAN FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

ASSETS
Investments in securities:
At cost	$46,056,590
At value (Note 2)	$153,324,029
Receivable for capital shares sold	200
Dividends receivable	97,137
Tax reclaims receivable	15,272
Other assets	8,495
TOTAL ASSETS	153,445,133

LIABILITIES
Payable for capital shares redeemed	6,200
Payable to Adviser (Note 4)	97,359
Payable to administrator (Note 4)	19,352
Other accrued expenses	6,145
TOTAL LIABILITIES	129,056

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—

NET ASSETS	$153,316,077

NET ASSETS CONSIST OF:
Paid-in capital	$45,338,955
Distributable earnings	107,977,122
NET ASSETS	$153,316,077

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	2,644,492

Net asset value, offering price and redemption price per share (a) (Note 2)	$57.98

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held.

See accompanying notes to financial statements.

4

MEEHAN FOCUS FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2024

INVESTMENT INCOME
Dividend income	$1,567,823
Foreign withholding taxes on dividends	(11,454)
TOTAL INVESTMENT INCOME	1,556,369

EXPENSES
Management fees (Note 4)	1,065,222
Administration fees (Note 4)	128,346
Fund accounting fees (Note 4)	48,307
Legal fees	31,480
Transfer agent fees (Note 4)	20,995
Trustees’ fees and expenses (Note 4)	20,575
Audit and tax services fees	16,932
Compliance fees and expenses (Note 4)	15,260
Custody and bank service fees	14,634
Registration and filing fees	14,221
Shareholder reporting expenses	8,097
Postage and supplies	6,699
Insurance expense	3,466
Other expenses	15,981
TOTAL EXPENSES	1,410,215
Less fee reductions by the Adviser (Note 4)	(78,687)
NET EXPENSES	1,331,528

NET INVESTMENT INCOME	224,841

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	585,685
Net change in unrealized appreciation (depreciation) on investments	34,974,683
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	35,560,368

NET INCREASE IN NET ASSETS FROM OPERATIONS	$35,785,209

See accompanying notes to financial statements.

5

MEEHAN FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2024	Year Ended August 31, 2023
FROM OPERATIONS
Net investment income	$224,841	$459,729
Net realized gains from investments	585,685	7,648
Net realized gains from in-kind redemptions (Note 2)	—	1,354,124
Net change in unrealized appreciation (depreciation) on investments	34,974,683	18,461,667
Net increase in net assets resulting from operations	35,785,209	20,283,168

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(464,317)	(735,325)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,595,424	1,908,332
Net asset value of shares issued in reinvestment of distributions to shareholders	452,405	729,471
Payments for shares redeemed	(1,888,744)	(3,331,232)
Net increase (decrease) in net assets from capital share transactions	2,159,085	(693,429)

TOTAL INCREASE IN NET ASSETS	37,479,977	18,854,414

NET ASSETS
Beginning of year	115,836,100	96,981,686
End of year	$153,316,077	$115,836,100

CAPITAL SHARE ACTIVITY
Shares sold	71,695	48,962
Shares reinvested	9,341	20,445
Shares redeemed	(37,001)	(86,789)
Net increase (decrease) in shares outstanding	44,035	(17,382)
Shares outstanding at beginning of year	2,600,457	2,617,839
Shares outstanding at end of year	2,644,492	2,600,457

See accompanying notes to financial statements.

6

MEEHAN FOCUS FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Ten Months Ended August 31, 2020 (a)		Year Ended Oct. 31, 2019
Net asset value at beginning of period	$44.54	$37.05	$44.21	$32.80	$27.98		$24.99

Income (loss) from investment operations:
Net investment income (b)	0.08	0.18	0.01	0.03	0.14		0.21
Net realized and unrealized gains (losses) on investments	13.54	7.60	(5.56)	11.76	5.71		3.42
Total from investment operations	13.62	7.78	(5.55)	11.79	5.85		3.63

Less distributions from:
Net investment income	(0.18)	(0.05)	(0.01)	(0.12)	(0.20)		(0.15)
Net realized gains	—	(0.24)	(1.60)	(0.26)	(0.83)		(0.49)
Total distributions	(0.18)	(0.29)	(1.61)	(0.38)	(1.03)		(0.64)

Net asset value at end of period	$57.98	$44.54	$37.05	$44.21	$32.80		$27.98

Total return (c)	30.65%	21.18%	(13.23%)	36.25%	21.38	%(d)	15.16%

Net assets at end of period (000’s)	$153,316	$115,836	$96,982	$106,288	$80,538		$67,566

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.06%	1.09%	1.08%	1.09%	1.16	%(f)	1.17%
Ratio of net expenses to average net assets (e)(g)	1.00%	1.00%	1.00%	1.00%	1.00	%(f)	1.00%
Ratio of net investment income to average net assets (b)(e)(g)	0.18%	0.45%	0.03%	0.07%	0.58	%(f)	0.77%
Portfolio turnover rate	5%	6%	13%	4%	16	%(d)	20%

(a)	Fund changed fiscal year to August 31.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies, if any, in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees, total returns would have been lower.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investments companies, if any, in which the Fund invests.
(f)	Annualized.
(g)	Ratio was determined after management fee reductions (Note 4).

See accompanying notes to financial statements.

7

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2024

1. Organization

Meehan Focus Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was reorganized into the Trust on October 23, 2017. It was formerly a series of Meehan Mutual Funds, Inc. Other series of the Trust are not incorporated into this report.

The Fund’s investment objective is to seek long-term growth of capital.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principals generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund’s portfolio securities are valued at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), if any, listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing mean price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last mean price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are

8

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Edgemoor Investment Advisors, Inc. (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$149,232,517	$—	$—	$149,232,517
Money Market Funds	4,091,512	—	—	4,091,512
Total	$153,324,029	$—	$—	$153,324,029

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2024.

9

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 7 calendar days of the date of purchase. No redemption fees were collected by the Fund during the years ended August 31, 2024 and 2023.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in

10

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions paid during the years ended August 31, 2024 and 2023 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
August 31, 2024	$464,317	$—	$464,317
August 31, 2023	$129,696	$605,629	$735,325

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes its net investment income and any net realized capital gains in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2024:

Tax cost of investments	$46,056,590
Gross unrealized appreciation	$107,267,439
Gross unrealized depreciation	—
Net unrealized appreciation	107,267,439
Undistributed ordinary income	156,180
Undistributed long-term capital gains	553,503
Distributable earnings	$107,977,122

During the year ended August 31, 2023, a shareholder took delivery of securities from the Fund, rather than cash, in exchange for the redemption of shares. The total fair value of these in-kind redemptions was $1,500,000 for 39,370 shares of the Fund. The Fund realized $1,354,124 of net capital gains resulting from the in-kind redemptions. The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent

11

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. For the year ended August 31, 2024, there were no in-kind redemptions.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended August 31, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended August 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $10,283,269 and $6,751,473, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until March 1, 2025, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses, such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.00% of the Fund’s average daily net assets. Accordingly, during the year ended August 31, 2024, the Adviser reduced its management fees in the amount of $78,687.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the

12

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2024, the Adviser may seek recoupment of management fee reductions totaling $253,345 no later than the dates listed below:

August 31, 2025	$84,560
August 31, 2026	90,098
August 31, 2027	78,687
Total	$253,345

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

13

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Non-Diversification Risk

The Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

7. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of August 31, 2024, the Fund had 36.2% of the value of its net assets invested in stocks within the Technology sector.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

14

MEEHAN FOCUS FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Meehan Focus Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Meehan Focus Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2024, and the related statement of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
For the year ended August 31, 2024	For the years ended August 31, 2024 and 2023	For the years ended August 31, 2024, 2023, 2022, and 2021, for the ten months ended August 31, 2020, and the year ended October 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

15

MEEHAN FOCUS FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 29, 2024

16

MEEHAN FOCUS FUND

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll- free 1-866-884-5968, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-884-5968, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-884-5968. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website www.meehanmutualfunds.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 100% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the year ended August 31, 2024, 100% of ordinary income dividends qualified for the corporate dividends received deduction.

17

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 6, 2024

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	November 6, 2024

*	Print the name and title of each signing officer under his or her signature.